Intangible and tangible assets - Total property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment	$ 114,694	$ 109,095	$ 108,916	$ 107,101
Gross value/Cost
Property, plant and equipment
Property, plant and equipment	299,851	292,485	295,886
Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(185,157)	(183,390)	(186,970)
Exploration and Production activities
Property, plant and equipment
Property, plant and equipment	87,086	83,419	82,352
Exploration and Production activities | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	224,247	224,741	227,145
Exploration and Production activities | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(137,161)	(141,322)	(144,793)
Exploration and Production activities | Proved properties
Property, plant and equipment
Property, plant and equipment	62,034	61,881	57,879
Exploration and Production activities | Proved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	198,464	202,731	201,961
Exploration and Production activities | Proved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(136,430)	(140,850)	(144,082)
Exploration and Production activities | Unproved properties
Property, plant and equipment
Property, plant and equipment	1,384	1,210	1,187
Exploration and Production activities | Unproved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	1,544	1,370	1,455
Exploration and Production activities | Unproved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(160)	(160)	(268)
Exploration and Production activities | Work in progress
Property, plant and equipment
Property, plant and equipment	23,668	20,328	23,286
Exploration and Production activities | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	24,239	20,640	23,729
Exploration and Production activities | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(571)	(312)	(443)
Other (excluding exploration and production activities)
Property, plant and equipment
Property, plant and equipment	27,608	25,676	26,564
Other (excluding exploration and production activities) | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	75,604	67,744	68,741
Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(47,996)	(42,068)	(42,177)
Other (excluding exploration and production activities) | Land
Property, plant and equipment
Property, plant and equipment	1,581	1,554	1,829
Other (excluding exploration and production activities) | Land | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	2,826	2,598	2,837
Other (excluding exploration and production activities) | Land | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(1,245)	(1,044)	(1,008)
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment)
Property, plant and equipment
Property, plant and equipment	12,368	12,199	11,547
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment) | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	43,482	39,315	38,769
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment) | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(31,114)	(27,116)	(27,222)
Other (excluding exploration and production activities) | Buildings
Property, plant and equipment
Property, plant and equipment	3,438	3,198	3,424
Other (excluding exploration and production activities) | Buildings | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	10,487	9,390	9,529
Other (excluding exploration and production activities) | Buildings | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(7,049)	(6,192)	(6,105)
Other (excluding exploration and production activities) | Work in progress
Property, plant and equipment
Property, plant and equipment	5,781	4,351	5,239
Other (excluding exploration and production activities) | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	5,886	4,382	5,262
Other (excluding exploration and production activities) | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(105)	(31)	(23)
Other (excluding exploration and production activities) | Other
Property, plant and equipment
Property, plant and equipment	4,440	4,374	4,525
Other (excluding exploration and production activities) | Other | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	12,923	12,059	12,344
Other (excluding exploration and production activities) | Other | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	$ (8,483)	$ (7,685)	$ (7,819)